share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	7,452,536	6,198,319
Granted - Initial award	5,358,279	4,471,168
In lieu of dividends	870,210	633,807
Vested	(3,672,568)	(3,207,355)
Forfeited	(605,692)	(643,403)
Exchange of restricted share units due to privatization	3,958,555
Outstanding, end of period - Non-vested	13,361,320	7,452,536
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	32,723	32,521
In lieu of dividends	2,606	2,289
Vested	3,672,568	3,207,355
Settled in equity	(3,553,739)	(2,828,666)
Settled in cash	(100,639)	(380,776)
Outstanding, end of period - Vested	53,519	32,723
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 25.03	$ 28.68
Outstanding, beginning of period, vested | $ / shares	26.17	28.97
Granted - Initial award | $ / shares	21.59	23.88
In lieu of dividends | $ / shares	20.99	21.81
Vested | $ / shares	23.61	29.68
Settled in equity | $ / shares	23.5	30.05
Settled in cash | $ / shares	28.16	27.18
Forfeited | $ / shares	24.53	26.21
Exchange of restricted share units due to privatization | $ / shares	20.57
Outstanding, end of period, non-vested | $ / shares	21.88	25.03
Outstanding, end of period, vested | $ / shares	$ 23.69	$ 26.17